INVESTMENT PROPERTY	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
INVESTMENT PROPERTY	10. SALES – INVESTMENT PROPERTY Sales and other disposition of properties from Real Estate Investments holdings: There were no real estate sales during the period under review.	10. SALES – INVESTMENT PROPERTY Sales and other disposition of properties from Real Estate Investments holdings: There were no real estate sales during the period under review.